SCHEDULE OF PARENT COMPANY CONDENSED BALANCE SHEET (Details) (Parenthetical)		1 Months Ended
	Sep. 15, 2023 shares	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2023 $ / shares shares	Oct. 15, 2023 shares	Mar. 01, 2023 $ / shares shares	Feb. 28, 2023 shares	Dec. 31, 2022 $ / shares shares	Mar. 14, 2022 $ / shares shares	Dec. 31, 2021 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value per share | $ / shares				$ 0.001		$ 1		$ 0.001	$ 0.001
Common stock, shares authorized				50,000,000	50,000,000	50,000		50,000,000
Common stock, shares issued				6,400,000	6,400,000		50,000	6,400,000	5,700,000	5,700,000
Common stock, shares outstanding				6,400,000	6,400,000			6,400,000
Stock issued during period shares new issues	700,000
Supplemental Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consideration amount		$ 1,437,646	¥ 10,000,000